Note 15 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 61,508	$ 56,171
Benefits	4,881	6,310
	$ 66,389	$ 62,481